Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2026
Prepaid expenses and other current assets
Prepaid expenses and other current assets

6Prepaid expenses and other current assets

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Withholding tax receivables	1,627,809	1,454,429
Other assets	60,468	60,468
Refundable deposits	197,670	150,901
Prepaid expenses	155,609	140,769
	2,041,556	1,806,567